Trade and other payables	6 Months Ended
Jun. 30, 2026
Trade and other current payables [abstract]
Trade and other payables
16 Trade and other payables
Trade and other payables are comprised of the following:

	As of
In thousands of USD	December 31, 2025	June 30, 2026
Trade payables	26,002	25,925
Invoices not yet received	18,375	19,470
Accrued employee benefit costs	7,288	7,585
Share-based compensation - Cash settled payable	807	244
Trade Deposits	710	787
Sundry accruals	4,778	7,016
Trade and Other Payables	57,960	61,027
Current	57,954	60,982
Non-current	6	45
Sundry accruals relate principally to audit, IT, consulting and marketing.